FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

30. FAIR VALUE MEASUREMENTS

The Group adopted ASC Topic 820, “Fair Value Measurements and Disclosures”, which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1-Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2-Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3-Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Group is responsible for determining the fair value of equity issued, assets acquired, liabilities assumed and intangibles identified as of the acquisition date and considered a number of factors including valuations from independent appraiser.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates. The following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that are measured and reported at fair value on a recurring basis:

As of December 31, 2021 and 2020 information about inputs into the fair value measurements of the assets and liabilities that the Group makes on a recurring basis were as follows:

Fair Value Measurements at Reporting Date Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant	Significant
	Carrying	Markets	Other	Unobservable
	Value on	for Identical	Observable	Inputs
	Balance Sheet	Assets (Level 1)	Inputs (Level 2)	(Level 3)
As of December 31, 2021
Assets:
Short term investments, available for sale	15,764	—	15,764	—

Fair Value Measurements at Reporting Date Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant	Significant
	Carrying	Markets	Other	Unobservable
	Value on	for Identical	Observable	Inputs
	Balance Sheet	Assets (Level 1)	Inputs (Level 2)	(Level 3)
As of December 31, 2020
Assets:
Short term investments, available for sale	117,854	—	117,854	—

The following table presents the quantitative information about the Group’s Level 3 fair value measurements of intangible assets on a recurring basis in 2020 and 2021, which utilize significant unobservable internally-developed inputs:

		Valuation		Range of discount
	Fair value	techniques	Unobservable inputs	rates
Intangible assets in 2020	177,814	Relief-from-royalty method	Royalty rate	1%‑7%
			Discount rate	14.8%‑16%
			Terminal growth rate	3%
Intangible assets in 2021	84,547	Relief-from-royalty method	Royalty rate	1%‑6%
			Discount rate	13.8%‑16%
			Terminal growth rate	3%

There were no transfers among the level 1, 2, or 3 fair value groups during the year ended December 31, 2021.